UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity® Corporate Bond 1-10 Year Central Fund

Semiannual Report

February 29, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-SANN-0412
1.833861.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.0021%	$ 1,000.00	$ 1,032.40	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.85	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 12.1%	U.S. Government and U.S. Government Agency Obligations 10.4%
AAA 0.2%	AAA 0.2%
AA 9.7%	AA 10.3%
A 20.5%	A 22.5%
BBB 48.8%	BBB 45.2%
BB and Below 6.9%	BB and Below 6.9%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	5.3	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.2	4.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 84.0%		Corporate Bonds 82.4%
	U.S. Government and U.S. Government Agency Obligations 12.1%		U.S. Government and U.S. Government Agency Obligations 10.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.4%
	Other Investments 1.9%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	17.9%	** Foreign investments	17.8%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 2,450,000	$ 2,673,575
Automobiles - 0.6%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	4,094,000	4,127,120
Media - 3.4%
Comcast Corp.:
4.95% 6/15/16	1,745,000	1,972,445
5.15% 3/1/20	1,632,000	1,912,351
5.7% 5/15/18	1,733,000	2,046,945
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,076,262
5.05% 6/1/20	372,000	426,379
NBCUniversal Media LLC 3.65% 4/30/15	2,684,000	2,879,221
Time Warner Cable, Inc.:
5.4% 7/2/12	2,269,000	2,303,750
6.2% 7/1/13	2,157,000	2,309,834
6.75% 7/1/18	1,090,000	1,339,817
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,056,756
4.875% 3/15/20	2,495,000	2,805,508
5.875% 11/15/16	1,383,000	1,635,428
Viacom, Inc.:
1.25% 2/27/15	833,000	834,263
3.5% 4/1/17	483,000	518,452
		23,117,411
Specialty Retail - 0.4%
Lowe's Companies, Inc. 3.8% 11/15/21	443,000	478,356
Staples, Inc. 7.375% 10/1/12	2,083,000	2,160,592
		2,638,948
TOTAL CONSUMER DISCRETIONARY		32,557,054
CONSUMER STAPLES - 6.1%
Beverages - 3.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	522,000	532,776
5.375% 11/15/14	4,535,000	5,073,844
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,726,000	3,006,939
Fortune Brands, Inc.:
5.375% 1/15/16	524,000	581,715
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14	$ 1,227,000	$ 1,354,560
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,903,159
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	4,300,000	4,370,077
2.45% 1/15/17 (b)	4,300,000	4,384,753
3.75% 1/15/22 (b)	1,400,000	1,459,699
		22,667,522
Food Products - 1.2%
Kraft Foods, Inc.:
5.375% 2/10/20	1,271,000	1,481,540
6.5% 8/11/17	5,706,000	6,925,954
		8,407,494
Tobacco - 1.5%
Altria Group, Inc.:
8.5% 11/10/13	1,226,000	1,377,703
9.7% 11/10/18	3,791,000	5,160,518
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,242,729
		9,780,950
TOTAL CONSUMER STAPLES		40,855,966
ENERGY - 13.5%
Energy Equipment & Services - 2.3%
DCP Midstream LLC:
4.75% 9/30/21 (b)	649,000	696,388
5.35% 3/15/20 (b)	323,000	356,628
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,089,017
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,728,973
3.45% 8/1/15	2,374,000	2,482,917
Transocean, Inc. 6.5% 11/15/20	2,935,000	3,421,996
Weatherford International Ltd.:
4.95% 10/15/13	1,617,000	1,701,935
5.15% 3/15/13	2,113,000	2,185,958
		15,663,812
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 1,824,000	$ 2,111,942
6.375% 9/15/17	3,910,000	4,693,928
Canadian Natural Resources Ltd. 5.15% 2/1/13	4,176,000	4,345,759
Cenovus Energy, Inc. 4.5% 9/15/14	1,645,000	1,781,558
Duke Energy Field Services 5.375% 10/15/15 (b)	1,134,000	1,229,911
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	962,503
Enbridge Energy Partners LP 4.2% 9/15/21	662,000	706,400
Encana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,908,984
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	2,000,956
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	3,587,000	3,647,140
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	828,000	958,225
Marathon Petroleum Corp.:
3.5% 3/1/16	902,000	935,275
5.125% 3/1/21	380,000	412,578
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	3,133,000	3,244,886
Motiva Enterprises LLC 5.75% 1/15/20 (b)	2,288,000	2,681,728
Nexen, Inc.:
5.2% 3/10/15	843,000	915,123
6.2% 7/30/19	4,117,000	4,889,098
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,078,000	1,041,010
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	626,000	652,957
5.375% 1/27/21	1,740,000	1,870,705
5.75% 1/20/20	1,637,000	1,800,700
Petroleos Mexicanos 6% 3/5/20	2,417,000	2,749,338
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	378,000	401,418
4.25% 9/1/12	1,824,000	1,850,771
5% 2/1/21	208,000	233,874
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,194,000	1,211,910
5.5% 9/30/14 (b)	1,121,000	1,203,674
5.832% 9/30/16 (b)	1,046,554	1,125,046
6.75% 9/30/19 (b)	1,092,000	1,294,020
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	2,525,000	2,575,500
Schlumberger Investment SA 1.95% 9/14/16 (b)	5,130,000	5,225,649
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,490,000	1,580,853
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,319,754
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 268,000	$ 272,836
4.6% 6/15/21	152,000	160,439
Suncor Energy, Inc. 6.1% 6/1/18	1,138,000	1,388,539
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	4,191,000	4,431,983
Western Gas Partners LP 5.375% 6/1/21	3,378,000	3,604,427
XTO Energy, Inc. 4.9% 2/1/14	1,002,000	1,079,768
		75,501,165
TOTAL ENERGY		91,164,977
FINANCIALS - 37.0%
Capital Markets - 4.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,150,004
BlackRock, Inc. 4.25% 5/24/21	915,000	991,830
Goldman Sachs Group, Inc.:
5.95% 1/18/18	1,204,000	1,301,351
6.15% 4/1/18	4,244,000	4,600,110
Lazard Group LLC:
6.85% 6/15/17	3,568,000	3,878,798
7.125% 5/15/15	1,279,000	1,378,571
Merrill Lynch & Co., Inc. 6.4% 8/28/17	1,636,000	1,722,831
Morgan Stanley:
4% 7/24/15	2,510,000	2,512,435
4.75% 4/1/14	740,000	748,693
5.625% 9/23/19	1,000,000	999,600
5.95% 12/28/17	551,000	572,241
6.625% 4/1/18	3,298,000	3,497,282
UBS AG Stamford Branch 2.25% 1/28/14	3,810,000	3,809,890
		28,163,636
Commercial Banks - 9.0%
Associated Banc Corp. 5.125% 3/28/16	4,090,000	4,339,343
Bank of America NA 5.3% 3/15/17	3,632,000	3,692,433
Bank of Nova Scotia 1.85% 1/12/15	6,590,000	6,728,772
Comerica Bank 5.7% 6/1/14	1,120,000	1,202,821
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,351,548
Credit Suisse New York Branch:
5.4% 1/14/20	2,650,000	2,661,424
6% 2/15/18	2,547,000	2,682,916
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (b)(d)	2,991,513	2,976,555
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 822,000	$ 931,576
8.7% 11/18/19	1,304,000	1,569,252
Export-Import Bank of Korea 5.5% 10/17/12	2,163,000	2,209,777
Fifth Third Bancorp 3.625% 1/25/16	1,217,000	1,285,846
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	1,048,000	1,040,140
HSBC Holdings PLC 5.1% 4/5/21	1,865,000	2,040,562
Huntington Bancshares, Inc. 7% 12/15/20	2,642,000	2,987,188
KeyBank NA:
5.45% 3/3/16	938,000	1,030,505
5.8% 7/1/14	4,423,000	4,786,526
KeyCorp. 5.1% 3/24/21	1,147,000	1,246,460
Marshall & Ilsley Bank:
4.85% 6/16/15	2,452,000	2,637,293
5% 1/17/17	1,832,000	1,956,279
5.25% 9/4/12	233,000	237,986
Regions Financial Corp.:
0.7438% 6/26/12 (d)	1,268,000	1,266,951
5.75% 6/15/15	156,000	159,423
7.75% 11/10/14	822,000	877,649
SunTrust Banks, Inc. 3.6% 4/15/16	557,000	577,427
UnionBanCal Corp. 5.25% 12/16/13	615,000	637,152
Wachovia Bank NA:
4.8% 11/1/14	1,513,000	1,628,067
4.875% 2/1/15	1,413,000	1,528,424
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,548,620
		60,818,915
Consumer Finance - 4.0%
American Express Credit Corp. 2.75% 9/15/15	4,130,000	4,296,889
American Honda Finance Corp. 1.45% 2/27/15 (b)	4,360,000	4,372,936
Discover Financial Services:
6.45% 6/12/17	2,218,000	2,434,836
10.25% 7/15/19	2,189,000	2,791,176
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,129,860
2.25% 11/9/15	1,179,000	1,212,736
4.625% 1/7/21	1,552,000	1,684,795
HSBC Finance Corp. 5.9% 6/19/12	2,243,000	2,274,972
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC USA, Inc. 2.375% 2/13/15	$ 540,000	$ 547,636
John Deere Capital Corp. 1.25% 12/2/14	2,138,000	2,171,567
		26,917,403
Diversified Financial Services - 7.5%
Bank of America Corp. 6.5% 8/1/16	2,230,000	2,410,764
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,633,127
3.625% 5/8/14	2,672,000	2,828,395
4.5% 10/1/20	2,442,000	2,754,207
Capital One Capital V 10.25% 8/15/39	2,925,000	3,049,313
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,737,831
6.125% 5/15/18	1,570,000	1,753,896
6.5% 8/19/13	9,018,000	9,556,203
JPMorgan Chase & Co.:
3.4% 6/24/15	2,411,000	2,536,652
3.45% 3/1/16	3,000,000	3,116,583
4.5% 1/24/22	2,500,000	2,655,513
4.625% 5/10/21	6,650,000	7,065,692
TECO Finance, Inc. 5.15% 3/15/20	299,000	335,912
		50,434,088
Insurance - 6.5%
American International Group, Inc. 4.875% 9/15/16	4,135,000	4,349,532
Aon Corp.:
3.125% 5/27/16	643,000	663,663
3.5% 9/30/15	3,099,000	3,240,017
5% 9/30/20	236,000	264,215
Assurant, Inc. 5.625% 2/15/14	1,777,000	1,881,692
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,385,000	1,374,613
Hartford Financial Services Group, Inc. 5.375% 3/15/17	728,000	757,297
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	871,000	868,957
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,030,000	2,262,683
MetLife, Inc. 4.75% 2/8/21	4,785,000	5,305,388
Monumental Global Funding III 5.5% 4/22/13 (b)	2,045,000	2,131,583
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,140,000	3,285,351
Pacific LifeCorp 6% 2/10/20 (b)	2,092,000	2,287,464
Prudential Financial, Inc.:
4.5% 11/16/21	3,225,000	3,457,658
5.15% 1/15/13	3,003,000	3,113,856
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	$ 1,202,000	$ 1,086,874
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,484,000	4,589,374
Unum Group:
5.625% 9/15/20	353,000	374,929
7.125% 9/30/16	2,206,000	2,523,677
		43,818,823
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	201,000	203,358
BRE Properties, Inc. 5.5% 3/15/17	2,481,000	2,717,258
Developers Diversified Realty Corp.:
4.75% 4/15/18	306,000	314,112
5.375% 10/15/12	1,394,000	1,407,427
7.5% 4/1/17	3,334,000	3,747,273
Duke Realty LP 4.625% 5/15/13	588,000	607,166
Equity One, Inc. 6.25% 12/15/14	4,190,000	4,526,721
Federal Realty Investment Trust:
5.9% 4/1/20	203,000	228,915
6% 7/15/12	2,724,000	2,766,892
Washington (REIT) 5.25% 1/15/14	1,209,000	1,267,251
		17,786,373
Real Estate Management & Development - 3.2%
BioMed Realty LP:
3.85% 4/15/16	3,244,000	3,338,164
6.125% 4/15/20	263,000	295,159
Brandywine Operating Partnership LP:
5.7% 5/1/17	329,000	342,024
5.75% 4/1/12	1,732,000	1,735,339
Duke Realty LP:
5.4% 8/15/14	525,000	560,348
6.75% 3/15/20	1,423,000	1,654,297
8.25% 8/15/19	282,000	350,662
ERP Operating LP:
4.625% 12/15/21	1,308,000	1,401,017
4.75% 7/15/20	495,000	530,929
Liberty Property LP:
4.75% 10/1/20	1,061,000	1,096,359
5.125% 3/2/15	809,000	857,885
5.5% 12/15/16	1,383,000	1,514,988
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP 7.75% 8/15/19	$ 2,632,000	$ 3,208,713
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,012,000	1,030,123
5.5% 1/15/14 (b)	643,000	658,149
5.7% 4/15/17 (b)	1,577,000	1,617,439
Simon Property Group LP:
2.8% 1/30/17	149,000	154,943
4.125% 12/1/21	418,000	451,529
Tanger Properties LP:
6.125% 6/1/20	582,000	662,737
6.15% 11/15/15	59,000	66,135
		21,526,939
TOTAL FINANCIALS		249,466,177
HEALTH CARE - 3.2%
Biotechnology - 0.9%
Amgen, Inc. 3.875% 11/15/21	3,305,000	3,433,313
Celgene Corp. 2.45% 10/15/15	2,305,000	2,367,894
		5,801,207
Health Care Providers & Services - 1.5%
Aristotle Holding, Inc.:
3.9% 2/15/22 (b)	3,500,000	3,577,903
4.75% 11/15/21 (b)	1,650,000	1,771,752
Express Scripts, Inc. 3.125% 5/15/16	606,000	626,557
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,476,801
		10,453,013
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	2,325,000	2,425,026
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,704,000	2,887,128
		5,312,154
TOTAL HEALTH CARE		21,566,374
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	2,147,000	2,265,523
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.9%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,419,404	$ 2,540,374
6.9% 7/2/19	639,041	680,578
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,327,034	1,340,305
8.36% 1/20/19	1,073,129	1,089,226
		5,650,483
TOTAL INDUSTRIALS		7,916,006
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
1.6% 2/3/15	344,000	345,190
5.95% 1/15/14	3,325,000	3,566,774
6% 10/1/12	3,600,000	3,710,095
		7,622,059
IT Services - 0.1%
IBM Corp. 1.95% 7/22/16	888,000	918,182
Office Electronics - 0.5%
Xerox Corp.:
4.25% 2/15/15	1,384,000	1,473,907
5.5% 5/15/12	1,488,000	1,501,032
		2,974,939
Software - 0.5%
Oracle Corp. 3.875% 7/15/20	3,205,000	3,591,818
TOTAL INFORMATION TECHNOLOGY		15,106,998
MATERIALS - 4.9%
Chemicals - 2.0%
Dow Chemical Co.:
4.125% 11/15/21	626,000	665,987
4.25% 11/15/20	339,000	362,865
4.85% 8/15/12	8,810,000	8,965,902
7.6% 5/15/14	3,269,000	3,715,254
		13,710,008
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	1,702,000	1,856,019
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 2.6%
Alcoa, Inc. 5.4% 4/15/21	$ 1,595,000	$ 1,659,974
Anglo American Capital PLC 9.375% 4/8/14 (b)	3,353,000	3,856,909
ArcelorMittal SA:
3.75% 2/25/15	2,350,000	2,391,172
5.5% 3/1/21	3,310,000	3,270,541
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	3,350,000	3,432,745
Vale Overseas Ltd. 6.25% 1/23/17	2,156,000	2,489,805
		17,101,146
TOTAL MATERIALS		32,667,173
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.4% 8/15/16	648,000	675,199
2.5% 8/15/15	2,516,000	2,628,812
2.95% 5/15/16	3,323,000	3,528,996
CenturyLink, Inc.:
6.45% 6/15/21	3,350,000	3,545,804
7.875% 8/15/12	1,466,000	1,507,627
Telefonica Emisiones SAU 5.134% 4/27/20	2,027,000	2,000,754
		13,887,192
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV:
2.375% 9/8/16	678,000	692,382
3.625% 3/30/15	3,693,000	3,896,115
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	1,404,000	1,633,110
Vodafone Group PLC 5% 12/16/13	2,132,000	2,287,958
		8,509,565
TOTAL TELECOMMUNICATION SERVICES		22,396,757
UTILITIES - 7.8%
Electric Utilities - 3.9%
AmerenUE 6.4% 6/15/17	2,775,000	3,341,591
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,819,000	4,085,368
Commonwealth Edison Co. 1.95% 9/1/16	403,000	408,700
Duke Energy Carolinas LLC 1.75% 12/15/16	218,000	220,784
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	$ 2,292,000	$ 2,474,393
Edison International 3.75% 9/15/17	410,000	435,824
EDP Finance BV:
5.375% 11/2/12 (b)	2,290,000	2,286,565
6% 2/2/18 (b)	685,000	583,183
Enel Finance International SA 5.7% 1/15/13 (b)	837,000	856,936
Entergy Louisiana LLC 1.875% 12/15/14	370,000	375,602
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,500,000	4,862,790
6.05% 8/15/21	268,000	305,399
LG&E and KU Energy LLC:
2.125% 11/15/15	461,000	459,481
3.75% 11/15/20	91,000	92,477
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,784,542
Pepco Holdings, Inc. 2.7% 10/1/15	977,000	989,715
Progress Energy, Inc. 4.4% 1/15/21	741,000	814,452
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,537,361
		25,915,163
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	206,000	212,489
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,068,970
Multi-Utilities - 3.6%
Dominion Resources, Inc.:
1.95% 8/15/16	449,000	458,199
2.8793% 9/30/66 (d)	3,011,000	2,563,069
7.5% 6/30/66 (d)	3,029,000	3,203,168
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,197,000	2,259,201
National Grid PLC 6.3% 8/1/16	1,035,000	1,201,735
NiSource Finance Corp.:
4.45% 12/1/21	283,000	299,592
5.4% 7/15/14	1,251,000	1,364,015
6.15% 3/1/13	4,060,000	4,274,936
6.4% 3/15/18	1,231,000	1,454,109
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2% 3/15/14	$ 4,305,000	$ 4,395,478
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	2,428,000	2,488,700
		23,962,202
TOTAL UTILITIES		52,158,824
TOTAL NONCONVERTIBLE BONDS (Cost $526,847,350)		565,856,306
U.S. Treasury Obligations - 12.1%

U.S. Treasury Notes:
1.375% 11/30/15	10,971,000	11,284,705
1.375% 2/28/19	38,657,000	38,602,643
2.125% 8/15/21	30,887,000	31,495,103
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,245,952)		81,382,451
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $1,399,342)	1,400,000	1,550,234
Bank Notes - 1.5%

Wachovia Bank NA 6% 11/15/17 (Cost $7,977,162)	8,708,000	10,015,541
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $2,216,965)	2,200,000	2,334,334
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $7,396,923)	7,396,923	$ 7,396,923
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $627,083,694)		668,535,789
NET OTHER ASSETS (LIABILITIES) - 0.7%		4,951,334
NET ASSETS - 100%		$ 673,487,123
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,238,466 or 14.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,634
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 565,856,306	$ -	$ 565,856,306	$ -
U.S. Government and Government Agency Obligations	81,382,451	-	81,382,451	-
Municipal Securities	1,550,234	-	1,550,234	-
Bank Notes	10,015,541	-	10,015,541	-
Preferred Securities	2,334,334	-	2,334,334	-
Money Market Funds	7,396,923	7,396,923	-	-
Total Investments in Securities:	$ 668,535,789	$ 7,396,923	$ 661,138,866	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.1%
Canada	3.3%
Luxembourg	2.9%
Cayman Islands	2.7%
United Kingdom	2.6%
Mexico	1.1%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $619,686,771)	$ 661,138,866
Fidelity Central Funds (cost $7,396,923)	7,396,923
Total Investments (cost $627,083,694)		$ 668,535,789
Receivable for investments sold		228,331
Interest receivable		6,920,956
Distributions receivable from Fidelity Central Funds		644
Other receivables		21,260
Total assets		675,706,980

Liabilities
Distributions payable	$ 2,193,841
Other payables and accrued expenses	26,016
Total liabilities		2,219,857

Net Assets		$ 673,487,123
Net Assets consist of:
Paid in capital		$ 632,035,028
Net unrealized appreciation (depreciation) on investments		41,452,095
Net Assets, for 6,067,948 shares outstanding		$ 673,487,123
Net Asset Value, offering price and redemption price per share ($673,487,123 ÷ 6,067,948 shares)		$ 110.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 98,017
Interest		15,116,437
Income from Fidelity Central Funds		2,634
Total income		15,217,088

Expenses
Custodian fees and expenses	$ 6,864
Independent directors' compensation	1,210
Total expenses before reductions	8,074
Expense reductions	(1,273)	6,801
Net investment income (loss)		15,210,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,672,936
Change in net unrealized appreciation (depreciation) on investment securities		(1,655,569)
Net gain (loss)		6,017,367
Net increase (decrease) in net assets resulting from operations		$ 21,227,654

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,210,287	$ 49,811,926
Net realized gain (loss)	7,672,936	85,686,172
Change in net unrealized appreciation (depreciation)	(1,655,569)	(92,741,025)
Net increase (decrease) in net assets resulting from operations	21,227,654	42,757,073
Distributions to partners from net investment income	(14,438,860)	(47,460,854)
Affiliated share transactions Cost of shares redeemed	-	(1,393,502,176)
Net increase (decrease) in net assets resulting from share transactions	-	(1,393,502,176)
Total increase (decrease) in net assets	6,788,794	(1,398,205,957)

Net Assets
Beginning of period	666,698,329	2,064,904,286
End of period	$ 673,487,123	$ 666,698,329
Other Affiliated Information Shares
Redeemed	-	(12,846,537)
Net increase (decrease)	-	(12,846,537)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007I
Selected Per-Share Data
Net asset value, beginning of period	$ 109.87	$ 109.17	$ 101.57	$ 96.37	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income (loss)D	2.507	5.348	5.845	5.907	5.647	4.588
Net realized and unrealized gain (loss)	.993	.336H	7.196	4.729	(2.817)	(1.107)
Total from investment operations	3.500	5.684	13.041	10.636	2.830	3.481
Distributions to partners from net investment income	(2.380)	(4.984)	(5.441)	(5.436)	(5.430)	(4.511)
Net asset value, end of period	$ 110.99	$ 109.87	$ 109.17	$ 101.57	$ 96.37	$ 98.97
Total ReturnB,C	3.24%	5.33%	13.15%	11.84%	2.88%	3.52%
Ratios to Average Net AssetsE,J
Expenses before reductionsG	-% A	-%	-%	-%	-%	-%A
Expenses net of fee waivers, if anyG	-% A	-%	-%	-%	-%	-%A
Expenses net of all reductionsG	-% A	-%	-%	-%	-%	-%A
Net investment income (loss)	4.62% A	4.84%	5.54%	6.50%	5.73%	5.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673,487	$ 666,698	$ 2,064,904	$ 2,825,079	$ 7,894,699	$ 7,147,362
Portfolio turnover rateF	106%A	48%K	155%	123%	112%	92%A,K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period November 6, 2006 (commencement of operations) to August 31, 2007. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity® Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Directors Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 45,267,809
Gross unrealized depreciation	(852,783)
Net unrealized appreciation (depreciation) on securities and other investments	$ 44,415,026

Tax Cost	$ 624,120,763

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $124,883,905 and $120,969,812, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,009.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,210.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $63.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-10 Year Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 29, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0412
1.833865.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.0024%	$ 1,000.00	$ 1,019.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.85	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
zero coupon bonds	1.3	0.9
0.01 - 0.99%	5.9	3.2
1 - 1.99%	0.1	0.1
2 - 2.99%	0.4	0.4
3 - 3.99%	7.0	5.6
4 - 4.99%	37.4	39.6
5 - 5.99%	29.7	31.9
6 - 6.99%	8.3	7.9
7% and over	0.6	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	3.9	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	2.3	2.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	U.S. Government and U.S. Government Agency Obligations 108.9%		U.S. Government and U.S. Government Agency Obligations 124.0%
	Short-Term Investments and Net Other Assets (8.9)%†		Short-Term Investments and Net Other Assets (24.0)%†
* Futures and Swaps	(1.7)%	** Futures and Swaps	(2.0%)

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 96.4%
	Principal Amount	Value
Fannie Mae - 54.3%
1.75% 10/1/34 (c)	$ 49,292	$ 51,296
1.925% 12/1/34 (c)	441,949	460,280
1.926% 2/1/33 (c)	24,699	25,863
1.93% 10/1/33 (c)	24,171	25,148
1.952% 3/1/35 (c)	380,922	400,766
1.964% 10/1/33 (c)	216,087	227,003
2.034% 1/1/35 (c)	2,519,703	2,637,463
2.036% 7/1/35 (c)	203,457	213,671
2.05% 3/1/35 (c)	75,618	78,178
2.111% 1/1/35 (c)	30,686	32,122
2.301% 7/1/34 (c)	257,985	273,466
2.303% 6/1/36 (c)	271,543	288,060
2.322% 1/1/35 (c)	1,830,729	1,947,777
2.335% 9/1/35 (c)	940,556	999,462
2.336% 5/1/36 (c)	1,088,896	1,132,674
2.345% 12/1/34 (c)	107,732	114,033
2.371% 9/1/36 (c)	590,777	628,163
2.393% 9/1/36 (c)	911,493	971,310
2.406% 3/1/33 (c)	1,024,337	1,082,911
2.424% 10/1/33 (c)	962,523	1,017,895
2.448% 3/1/35 (c)	604,425	632,485
2.454% 5/1/35 (c)	2,485,050	2,636,551
2.487% 11/1/36 (c)	865,872	922,694
2.537% 7/1/35 (c)	1,257,710	1,336,606
2.571% 6/1/47 (c)	1,049,738	1,117,352
2.609% 5/1/36 (c)	2,181,421	2,324,577
2.622% 7/1/34 (c)	1,576,748	1,652,569
3% 3/1/27 (a)	104,000,000	107,933,810
3% 3/1/27 (a)	100,000,000	103,782,510
3% 3/1/27 (a)	113,000,000	117,274,236
3.377% 9/1/41 (c)	4,621,247	4,842,745
3.471% 3/1/40 (c)	9,106,111	9,432,668
3.49% 12/1/39 (c)	6,820,849	7,101,802
3.5% 11/1/25 to 2/1/42	29,056,197	30,537,411
3.5% 3/1/42 (a)	123,300,000	127,443,953
3.5% 3/1/42 (a)	62,300,000	64,393,822
3.5% 3/1/42 (a)	73,400,000	75,866,879
3.5% 3/1/42 (a)	125,900,000	130,131,335
4% 4/1/24 to 12/1/41	1,174,252,993	1,243,755,686
4% 9/1/41	2,143,773	2,264,083
4% 10/1/41	66,096,707	69,909,403
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 10/1/41	$ 412,180	$ 435,956
4% 3/1/42 (a)	138,700,000	145,974,718
4.168% 6/1/36 (c)	3,472,718	3,659,379
4.5% 5/1/18 to 11/1/41	1,056,069,556	1,134,302,990
4.5% 2/1/41	1,258,975	1,340,891
4.5% 3/1/42 (a)	66,500,000	70,873,625
5% 11/1/17 to 8/1/40	726,433,449	786,014,981
5% 3/1/27 (a)	7,000,000	7,545,877
5% 3/1/42 (a)	210,000,000	226,794,477
5% 3/1/42 (a)	236,500,000	255,413,780
5% 3/1/42 (a)	129,000,000	139,316,607
5.5% 12/1/17 to 6/1/40	1,025,782,012	1,119,990,914
5.5% 3/1/42 (a)	56,000,000	61,015,461
5.5% 3/1/42 (a)	179,600,000	195,685,299
5.617% 7/1/37 (c)	953,634	1,037,301
5.954% 3/1/37 (c)	534,405	575,872
6% 2/1/17 to 2/1/40	666,990,423	734,535,904
6.021% 8/1/46 (c)	436,421	474,710
6.24% 9/1/37 (c)	120,054	123,454
6.313% 4/1/37 (c)	1,088,802	1,172,713
6.5% 4/1/12 to 4/1/37	40,341,245	44,813,724
6.824% 9/1/37 (c)	485,043	516,874
7% 5/1/13 to 7/1/37	19,230,848	21,964,585
7.431% 9/1/37 (c)	163,653	174,393
7.5% 4/1/12 to 2/1/32	7,219,034	8,483,425
8% 12/1/17 to 3/1/37	356,607	426,114
8.5% 1/1/15 to 7/1/31	226,985	255,089
9.5% 4/1/16 to 2/1/25	354,279	405,791
10% 8/1/17	366	408
10.75% 5/1/14	4,166	4,344
11.25% 5/1/14	256	267
12.5% 1/1/15 to 3/1/16	1,219	1,287
		7,081,231,928
Freddie Mac - 22.6%
1.915% 3/1/35 (c)	1,108,379	1,149,473
2.066% 12/1/35 (c)	1,922,544	2,021,357
2.095% 5/1/37 (c)	571,031	590,327
2.143% 1/1/36 (c)	536,198	566,575
2.159% 3/1/36 (c)	1,421,668	1,498,603
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.2% 3/1/37 (c)	$ 257,537	$ 269,079
2.281% 6/1/33 (c)	2,214,392	2,299,834
2.292% 11/1/35 (c)	1,649,692	1,742,677
2.403% 10/1/36 (c)	2,737,755	2,869,796
2.41% 10/1/35 (c)	2,179,953	2,301,443
2.454% 5/1/37 (c)	556,978	584,220
2.523% 6/1/33 (c)	7,122,354	7,466,198
2.585% 3/1/35 (c)	9,687,550	10,215,102
2.615% 4/1/36 (c)	2,705,224	2,872,377
2.62% 2/1/37 (c)	1,439,671	1,485,537
2.638% 4/1/37 (c)	774,762	824,279
2.639% 6/1/37 (c)	1,741,940	1,855,983
2.795% 7/1/36 (c)	896,115	953,268
2.943% 3/1/33 (c)	79,015	84,051
3.149% 10/1/35 (c)	375,379	399,955
3.586% 6/1/37 (c)	498,347	525,617
4% 4/1/40 to 11/1/41	186,100,289	196,882,166
4% 9/1/41	10,316,014	10,889,722
4% 3/1/42 (a)	179,800,000	188,612,304
4.5% 6/1/25 to 10/1/41	983,142,663	1,055,561,661
4.5% 3/1/42 (a)	281,200,000	298,705,600
5% 6/1/20 to 4/1/41	339,843,084	367,998,224
5% 3/1/42 (a)	15,000,000	16,152,731
5.128% 4/1/38 (c)	6,876,786	7,344,581
5.138% 4/1/35 (c)	297,436	311,527
5.5% 10/1/17 to 4/1/41	505,878,027	549,113,035
5.847% 6/1/37 (c)	284,289	295,172
5.936% 8/1/37 (c)	256,989	264,785
6% 7/1/16 to 12/1/37	52,998,764	58,390,590
6.011% 4/1/37 (c)	348,289	373,473
6.05% 3/1/36 (c)	2,839,205	3,025,528
6.154% 6/1/36 (c)	1,535,282	1,652,061
6.333% 6/1/37 (c)	221,724	233,165
6.421% 12/1/36 (c)	2,468,591	2,619,159
6.5% 1/1/13 to 9/1/39	118,395,276	131,824,905
6.662% 8/1/37 (c)	941,766	987,212
7% 6/1/21 to 9/1/36	16,793,668	19,210,264
7.03% 6/1/36 (c)	132,578	144,149
7.07% 2/1/37 (c)	231,760	252,093
7.22% 4/1/37 (c)	43,011	45,827
7.5% 7/1/12 to 6/1/32	861,988	958,901
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8% 7/1/16 to 1/1/37	$ 599,348	$ 712,185
8.5% 5/1/17 to 9/1/29	460,528	547,900
9% 10/1/16 to 10/1/20	17,857	19,369
9.5% 5/1/21 to 7/1/21	13,460	15,327
10% 11/15/18 to 8/1/21	4,389	4,974
11% 8/1/15 to 9/1/20	36,827	40,914
11.5% 10/1/15	2,459	2,652
12% 2/1/13 to 7/1/15	503	548
12.5% 6/1/19	852	916
13% 6/1/15	708	762
13.5% 12/1/14	5,171	5,490
		2,955,775,623
Ginnie Mae - 19.5%
3.5% 12/15/40 to 2/15/42	155,793,120	163,562,415
3.5% 3/1/42 (a)	112,000,000	117,409,174
4% 1/15/25 to 1/20/42	246,379,690	266,153,396
4% 3/1/42 (a)	53,300,000	57,403,061
4.5% 6/20/33 to 10/15/41	815,076,610	893,971,756
4.5% 3/1/42 (a)	9,800,000	10,683,409
4.751% 12/20/60 (g)	31,835,684	35,543,586
4.814% 1/20/61 (g)	40,589,789	45,517,069
5% 12/15/32 to 9/15/41	451,644,285	502,104,944
5% 3/1/42 (a)	129,000,000	142,481,132
5.251% 6/20/60 (g)	49,826,532	56,535,301
5.294% 5/20/60 (g)	36,596,526	41,445,420
5.5% 4/15/29 to 9/15/39	46,104,329	51,437,458
5.513% 2/20/60 (g)	25,013,800	28,688,349
6% 4/15/28 to 11/15/39	81,208,790	91,269,937
6.5% 3/20/31 to 10/15/38	4,736,750	5,440,949
7% 6/15/22 to 3/15/33	14,653,922	16,861,258
7.5% 1/15/17 to 10/15/31	6,868,167	7,990,951
8% 8/15/16 to 11/15/29	2,665,626	3,118,373
8.5% 11/15/16 to 1/15/31	401,854	475,928
9% 8/15/19 to 1/15/23	26,203	30,057
9.5% 12/15/20 to 2/15/25	14,337	16,624
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 4/15/14 to 1/20/18	$ 97,697	$ 111,720
11% 7/20/13 to 9/20/19	31,979	35,673
		2,538,287,940
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,306,804,886)		12,575,295,491
Collateralized Mortgage Obligations - 12.5%

U.S. Government Agency - 12.5%
Fannie Mae Series 2011-67 Class AI, 4% 7/25/26 (d)	10,611,593	1,135,803
Fannie Mae Guaranteed Mtg. pass-thru certificates:
floater:
Series 2002-94 Class FB, 0.644% 1/25/18 (c)	1,378,813	1,384,510
Series 2011-83 Class FB, 0.744% 9/25/41 (c)	58,702,516	58,672,871
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	610,650	681,965
Series 1993-207 Class H, 6.5% 11/25/23	9,046,681	10,092,457
Series 1994-23 Class PZ, 6% 2/25/24	13,230,131	15,687,172
Series 1996-28 Class PK, 6.5% 7/25/25	2,839,642	3,169,517
Series 2003-28 Class KG, 5.5% 4/25/23	4,940,000	5,512,049
Series 2006-45 Class OP, 6/25/36 (e)	6,768,211	6,146,285
Series 2006-62 Class KP, 4/25/36 (e)	7,793,866	6,706,425
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,361,439	1,583,667
Series 2010-50 Class FA, 0.594% 1/25/24 (c)	4,633,515	4,646,266
Series 1993-165 Class SH, 19.0927% 9/25/23 (c)(f)	322,331	427,013
Series 2009-16 Class SA, 6.006% 3/25/24 (c)(d)(f)	11,993,887	1,116,922
Series 2010-109 Class IM, 5.5% 9/25/40 (d)	74,238,762	11,237,417
Series 2010-112 Class SG, 6.116% 6/25/21 (c)(d)(f)	6,471,812	694,706
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	5,043,963	388,392
Series 2010-23:
Class AI, 5% 12/25/18 (d)	11,011,631	901,733
Class HI, 4.5% 10/25/18 (d)	7,165,980	668,329
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	21,392,703	1,958,014
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	21,736,449	1,884,396
Series 2011-83 Class DI, 6% 9/25/26 (d)	18,999,793	2,429,355
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (e)	25,890,065	24,249,616
Series 339:
Class 29, 5.5% 7/1/18 (d)	3,576,165	324,106
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Class 5, 5.5% 8/1/33 (d)	$ 4,529,847	$ 652,685
Series 343 Class 16, 5.5% 5/1/34 (d)	3,489,324	535,383
Series 348 Class 14, 6.5% 8/1/34 (d)	2,238,425	399,766
Series 351:
Class 12, 5.5% 4/1/34 (d)	1,689,561	245,397
Class 13, 6% 3/1/34 (d)	2,088,286	380,176
Series 359 Class 19, 6% 7/1/35 (d)	1,965,757	322,028
Series 384 Class 6, 5% 7/25/37 (d)	29,479,880	3,838,569
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.044% 2/25/32 (c)	497,013	495,763
Series 2002-39 Class FD, 1.2455% 3/18/32 (c)	637,354	640,535
Series 2002-60 Class FV, 1.244% 4/25/32 (c)	1,090,836	1,108,351
Series 2002-63 Class FN, 1.244% 10/25/32 (c)	1,285,073	1,290,131
Series 2002-7 Class FC, 0.994% 1/25/32 (c)	579,320	585,500
Series 2007-57 Class FA, 0.474% 6/25/37 (c)	13,407,646	13,353,651
Series 2008-76 Class EF, 0.744% 9/25/23 (c)	10,345,055	10,381,318
Series 2011-104:
Class FK, 0.614% 3/25/39 (c)	43,972,382	43,906,063
Class FN, 0.594% 3/25/39 (c)	43,553,147	43,478,737
floater sequential payer Series 2010-74 Class QF, 0.594% 2/25/35 (c)	25,343,024	25,282,277
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	8,850,984	9,795,528
Series 1999-32 Class PL, 6% 7/25/29	6,856,296	7,614,968
Series 1999-33 Class PK, 6% 7/25/29	4,135,669	4,582,111
Series 2001-52 Class YZ, 6.5% 10/25/31	460,784	529,982
Series 2002-52 Class PB, 6% 2/25/32	1,587,352	1,601,438
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,642,758
Series 2005-102 Class CO, 11/25/35 (e)	3,415,628	2,807,406
Series 2005-73 Class SA, 16.9156% 8/25/35 (c)(f)	3,583,696	4,335,279
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,552,507
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,257,589
Series 2006-12 Class BO, 10/25/35 (e)	15,031,861	14,406,785
Series 2006-37 Class OW, 5/25/36 (e)	3,722,455	3,391,804
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	6,023,424	6,661,942
Series 2001-20 Class Z, 6% 5/25/31	8,265,252	9,143,621
Series 2001-31 Class ZC, 6.5% 7/25/31	3,662,012	4,105,647
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-16 Class ZD, 6.5% 4/25/32	$ 2,454,938	$ 2,750,153
Series 2002-74 Class SV, 7.306% 11/25/32 (c)(d)	6,879,205	1,353,628
Series 2002-79 Class Z, 5.5% 11/25/22	12,313,294	13,500,316
Series 2003-80 Class CG, 6% 4/25/30	765,871	780,277
Series 2003-21 Class SK, 7.856% 3/25/33 (c)(d)(f)	1,322,928	276,732
Series 2003-35 Class TQ, 7.256% 5/25/18 (c)(d)(f)	1,189,796	159,376
Series 2003-42 Class SJ, 6.806% 11/25/22 (c)(d)(f)	1,124,330	81,210
Series 2005-104 Class NI, 6.456% 3/25/35 (c)(d)(f)	31,029,836	4,922,539
Series 2007-57 Class SA, 39.156% 6/25/37 (c)(f)	4,013,619	6,841,103
Series 2007-66:
Class FB, 0.644% 7/25/37 (c)	13,735,280	13,697,016
Class SA, 38.136% 7/25/37 (c)(f)	5,938,597	10,556,179
Class SB, 38.136% 7/25/37 (c)(f)	2,289,213	4,052,287
Series 2009-114 Class AI, 5% 12/25/23 (d)	12,494,462	1,033,840
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	6,124,574	788,257
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	6,071,633	515,312
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	10,796,026	871,681
Series 2010-12 Class AI, 5% 12/25/18 (d)	22,390,585	2,467,270
Series 2010-135 Class LS, 5.806% 12/25/40 (c)(d)(f)	31,350,070	4,565,194
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	21,489,446	3,053,674
Series 2010-96 Class DI, 4% 5/25/23 (d)	9,624,136	405,785
Fedral National Mortgage Association:
floater Series 2011-128 Class FQ, 0.614% 3/25/39 (c)	22,284,839	22,278,201
floater planned amortization Series 2011-110 Class FE, 0.644% 4/25/41 (c)	35,953,913	35,837,261
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835 Class FC, 0.5985% 5/15/38 (c)	65,650,857	65,563,679
planned amortization class Series 3856 Class KF, 0.6985% 5/15/41 (c)	46,494,038	46,391,830
Freddie Mac:
floater Series 3318 Class GY, 0% 5/15/37 (c)	178,580	177,437
floater planned amortization:
Series 3153 Class FX, 0.5985% 5/15/36 (c)	20,634,090	20,613,751
Series 3988 Class PF, 0.6485% 1/15/40 (c)	45,125,371	45,074,447
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	8,367,907	9,284,386
Series 2101 Class PD, 6% 11/15/28	799,988	884,096
Series 2162 Class PH, 6% 6/15/29	1,424,869	1,574,824
Series 3225 Class EO, 10/15/36 (e)	6,538,020	5,847,090
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (c)	$ 1,017,490	$ 1,030,960
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	3,650,514	4,042,582
Series 2056 Class Z, 6% 5/15/28	6,327,200	7,005,394
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2412 Class FK, 1.0485% 1/15/32 (c)	384,161	387,655
Series 2423 Class FA, 1.1485% 3/15/32 (c)	622,295	629,829
Series 2424 Class FM, 1.2485% 3/15/32 (c)	720,340	731,811
Series 2432:
Class FE, 1.1485% 6/15/31 (c)	875,089	887,044
Class FG, 1.1485% 3/15/32 (c)	327,386	331,537
Series 3129 Class MF, 0% 7/15/34 (c)	32,734	32,706
Series 3222 Class HF, 0% 9/15/36 (c)	504,810	488,591
floater planned amortization Series 3955 Class FD, 0.6485% 11/15/41 (c)	31,973,403	31,968,543
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	11,782,114	9,801,843
Series 2121 Class MG, 6% 2/15/29	3,485,698	3,855,585
Series 2131 Class BG, 6% 3/15/29	22,668,383	25,118,489
Series 2137 Class PG, 6% 3/15/29	3,328,947	3,683,345
Series 2154 Class PT, 6% 5/15/29	5,330,139	5,897,841
Series 2425 Class JH, 6% 3/15/17	1,621,179	1,748,160
Series 2520 Class BE, 6% 11/15/32	9,067,583	10,042,953
Series 2585 Class KS, 7.3515% 3/15/23 (c)(d)(f)	791,633	123,930
Series 2590 Class YR, 5.5% 9/15/32 (d)	194,278	18,748
Series 2802 Class OB, 6% 5/15/34	10,455,000	12,154,184
Series 2937 Class KC, 4.5% 2/15/20 (b)	19,686,103	21,320,191
Series 2962 Class BE, 4.5% 4/15/20	15,015,000	16,382,751
Series 3110 Class OP, 9/15/35 (e)	9,412,278	8,967,821
Series 3119 Class PO, 2/15/36 (e)	11,675,554	9,864,663
Series 3121 Class KO, 3/15/36 (e)	3,279,756	2,942,320
Series 3123 Class LO, 3/15/36 (e)	7,617,213	6,415,106
Series 3145 Class GO, 4/15/36 (e)	6,784,902	5,639,842
Series 3258 Class PM, 5.5% 12/15/36	7,335,206	8,293,101
Series 3741 Class YU, 3.5% 11/15/22	29,501,000	31,031,863
Series 3786 Class HP, 4.5% 3/15/38	32,215,898	34,716,863
Series 3792 Class DF, 0.6485% 11/15/40 (c)	60,879,392	61,041,660
Series 3806 Class UP, 4.5% 2/15/41	29,911,731	32,420,275
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
planned amortization class:
Series 3832 Class PE, 5% 3/15/41	$ 11,935,000	$ 13,353,102
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,502,910	1,663,549
Series 2274 Class ZM, 6.5% 1/15/31	1,496,617	1,685,466
Series 2281 Class ZB, 6% 3/15/30	4,339,692	4,788,704
Series 2303 Class ZV, 6% 4/15/31	2,213,524	2,454,891
Series 2357 Class ZB, 6.5% 9/15/31	12,175,799	13,643,476
Series 2502 Class ZC, 6% 9/15/32	4,440,199	4,949,410
Series 2519 Class ZD, 5.5% 11/15/32	10,300,767	11,238,401
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	3,236,439
Series 2575 Class ID, 5.5% 8/15/22 (d)	113,502	6,649
Series 2601 Class TB, 5.5% 4/15/23	869,000	995,401
Series 2817 Class SD, 6.8015% 7/15/30 (c)(d)(f)	1,555,315	110,299
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,301,349
Series 3013 Class VJ, 5% 1/15/14	700,615	724,821
Series 2844:
Class SC, 45.1848% 8/15/24 (c)(f)	224,724	431,349
Class SD, 83.2195% 8/15/24 (c)(f)	330,610	787,868
Series 3772 Class BI, 4.5% 10/15/18 (d)	25,279,015	1,946,247
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,211,170	4,706,005
Ginnie Mae:
0% 3/1/62 (c)(g)	10,790,000	10,830,463
0% 3/1/62 (c)(g)	24,490,000	24,490,000
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H03 Class FA, 0.7955% 3/20/60 (c)(g)	24,103,584	23,975,835
Series 2010-H17 Class FA, 0.5755% 7/20/60 (c)(g)	5,479,626	5,383,185
Series 2010-H18 Class AF, 0.5703% 9/20/60 (c)(g)	5,750,801	5,635,785
Series 2010-H19 Class FG, 0.5455% 8/20/60 (c)(g)	7,325,908	7,197,704
Series 2010-H27 Series FA, 0.6255% 12/20/60 (c)(g)	11,565,300	11,405,699
Series 2011-H03 Class FA, 0.7455% 1/20/61 (c)(g)	63,439,553	63,014,508
Series 2011-H05 Class FA, 0.7455% 12/20/60 (c)(g)	20,360,065	20,223,653
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H07 Class FA, 0.7455% 2/20/61 (c)(g)	$ 33,137,344	$ 32,577,985
Series 2011-H12 Class FA, 0.7355% 2/20/61 (c)(g)	47,708,095	46,887,993
Series 2011-H13 Class FA, 0.7455% 4/20/61 (c)(g)	20,042,772	19,910,490
Series 2011-H14:
Class FB, 0.7455% 5/20/61 (c)(g)	22,052,015	21,780,554
Class FC, 0.7455% 5/20/61 (c)(g)	22,484,627	22,214,137
Series 2011-H17 Class FA, 0.7755% 6/20/61 (c)(g)	28,676,080	28,535,567
Series 2011-H21 Class FA, 0.8455% 10/20/61 (c)(g)	33,322,623	33,269,307
Series 2012-H01 Class FA, 0.9455% 11/20/61 (c)(g)	26,232,348	26,332,031
0% 2/1/62 (c)(g)	15,937,799	15,927,838
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	6,484,504	7,253,705
Series 1997-8 Class PE, 7.5% 5/16/27	2,178,961	2,533,936
Series 2011-79 Class PO, 6/20/40 (e)	39,126,603	33,093,163
Series 2004-32 Class GS, 6.2525% 5/16/34 (c)(d)(f)	3,251,918	675,558
Series 2007-35 Class SC, 38.715% 6/16/37 (c)(f)	338,095	653,551
Series 2010-91 Class PO, 7/20/40 (e)	13,170,713	11,620,825
Series 2010-H010 Class FA, 0.5755% 5/20/60 (c)(g)	16,288,690	16,002,009
Government National Mortgage Association planned amortization Class Series 2011-136 Class WI, 4.5% 5/20/40 (d)	12,138,897	2,430,455
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,597,107,744)		1,635,121,060
Cash Equivalents - 11.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $1,433,875,000)	$ 1,433,880,765	$ 1,433,875,000
TOTAL INVESTMENT PORTFOLIO - 119.9% (Cost $15,337,787,630)		15,644,291,551
NET OTHER ASSETS (LIABILITIES) - (19.9)%		(2,595,130,122)
NET ASSETS - 100%		$ 13,049,161,429
TBA Sale Commitments
	Principal Amount
Fannie Mae
4.5% 3/1/27	$ (46,900,000)	(50,184,149)
4.5% 3/1/42	(251,000,000)	(267,507,969)
5% 3/1/42	(129,000,000)	(139,316,607)
5% 3/1/42	(129,000,000)	(139,316,607)
6% 3/1/42	(33,000,000)	(36,310,801)
TOTAL FANNIE MAE		(632,636,133)
Ginnie Mae
5% 3/1/42	(121,900,000)	(134,639,148)
TOTAL TBA SALE COMMITMENTS (Proceeds $767,510,359)		$ (767,275,281)
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	$ 130,000,000	$ 620,984
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	59,500,000	(4,577,502)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	39,100,000	(7,900,608)
		$ 228,600,000	$ (11,857,126)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,157,839.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,433,875,000 due 3/01/12 at 0.14%
Citibank NA	$ 251,313,728
Credit Suisse Securities (USA) LLC	1,056,904,408
Merrill Lynch, Pierce, Fenner & Smith, Inc.	125,656,864
$ 1,433,875,000
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 12,575,295,491	$ -	$ 12,575,295,491	$ -
Collateralized Mortgage Obligations	1,635,121,060	-	1,635,121,060	-
Cash Equivalents	1,433,875,000	-	1,433,875,000	-
Total Investments in Securities:	$ 15,644,291,551	$ -	$ 15,644,291,551	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 620,984	$ -	$ 620,984	$ -
Liabilities
Swap Agreements	$ (12,478,110)	$ -	$ (12,478,110)	$ -
Total Derivative Instruments:	$ (11,857,126)	$ -	$ (11,857,126)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (767,275,281)	$ -	$ (767,275,281)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 620,984	$ (12,478,110)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including repurchase agreements of $1,433,875,000) - See accompanying schedule: Unaffiliated issuers (cost $15,337,787,630)		$ 15,644,291,551
Receivable for investments sold, regular delivery		74,760,917
Receivable for TBA sale commitments		767,510,359
Interest receivable		42,781,650
Swap agreements, at value		620,984
Other receivables		43,175
Total assets		16,530,008,636

Liabilities
Payable to custodian bank	$ 4,981
Payable for investments purchased Regular delivery	36,708,556
Delayed delivery	2,664,258,245
TBA sale commitments, at value	767,275,281
Distributions payable	25
Swap agreements, at value	12,478,110
Other payables and accrued expenses	122,009
Total liabilities		3,480,847,207

Net Assets		$ 13,049,161,429
Net Assets consist of:
Paid in capital		$ 12,754,279,556
Net unrealized appreciation (depreciation) on investments		294,881,873
Net Assets, for 120,281,882 shares outstanding		$ 13,049,161,429
Net Asset Value, offering price and redemption price per share ($13,049,161,429 ÷ 120,281,882 shares)		$ 108.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012

Investment Income
Interest		$ 195,845,871

Expenses
Custodian fees and expenses	$ 152,255
Independent directors' compensation	23,211
Total expenses before reductions	175,466
Expense reductions	(26,873)	148,593
Net investment income (loss)		195,697,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173,270,685
Futures contracts	56,577
Swap agreements	(5,407,242)
Total net realized gain (loss)		167,920,020
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,365,331)
Futures contracts	6,865
Swap agreements	(2,081,179)
Delayed delivery commitments	(6,761,543)
Total change in net unrealized appreciation (depreciation)		(120,201,188)
Net gain (loss)		47,718,832
Net increase (decrease) in net assets resulting from operations		$ 243,416,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 195,697,278	$ 299,926,571
Net realized gain (loss)	167,920,020	179,334,906
Change in net unrealized appreciation (depreciation)	(120,201,188)	108,991,876
Net increase (decrease) in net assets resulting from operations	243,416,110	588,253,353
Distributions to partners from net investment income	(199,040,343)	(303,176,455)
Affiliated share transactions Proceeds from sales of shares	-	5,548,053,324
Reinvestment of distributions	199,040,175	303,165,878
Cost of shares redeemed	(53,816,242)	(305,001,320)
Net increase (decrease) in net assets resulting from share transactions	145,223,933	5,546,217,882
Total increase (decrease) in net assets	189,599,700	5,831,294,780

Net Assets
Beginning of period	12,859,561,729	7,028,266,949
End of period	$ 13,049,161,429	$ 12,859,561,729
Other Affiliated Information Shares
Sold	-	52,694,952
Issued in reinvestment of distributions	1,840,636	2,860,731
Redeemed	(496,414)	(2,874,946)
Net increase (decrease)	1,344,222	52,680,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 108.12	$ 106.08	$ 101.91	$ 98.16	$ 98.27	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.640	3.338	3.969	5.250	5.222	4.024
Net realized and unrealized gain (loss)	.399	2.093	4.170	3.744	(.102)	(1.731)
Total from investment operations	2.039	5.431	8.139	8.994	5.120	2.293
Distributions to partners from net investment income	(1.669)	(3.391)	(3.969)	(5.244)	(5.230)	(4.023)
Net asset value, end of period	$ 108.49	$ 108.12	$ 106.08	$ 101.91	$ 98.16	$ 98.27
Total Return B, C	1.90%	5.24%	8.15%	9.40%	5.30%	2.33%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% G	.01%	.01%	.01% A
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	.01%	-% G	.01% A
Expenses net of all reductions	-% A, G	-% G	-% G	.01%	-% G	.01% A
Net investment income (loss)	3.05% A	3.16%	3.83%	5.25%	5.29%	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,049,161	$ 12,859,562	$ 7,028,267	$ 7,759,569	$ 8,992,551	$ 8,618,875
Portfolio turnover rate	543% A	634% J	596%	568%	454% F	450% A, F, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 27, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Fidelity® Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/ (loss) and net realized gain/(loss) on investments.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 327,502,225
Gross unrealized depreciation	(21,310,937)
Net unrealized appreciation (depreciation) on securities and other investments	$ 306,191,288

Tax Cost	$ 15,338,100,263

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on over-the-counter (OTC) derivatives in an amount not less than the counterparty's

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 56,577	$ 6,865
Swap Agreements	(5,407,242)	(2,081,179)
Totals (a)	$ (5,350,665)	$ (2,074,314)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $23,211. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,662.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 29, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	Apri1 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	Apri1 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012